Debt Financing	12 Months Ended
Dec. 31, 2015
Debt Financing [Abstract]
Debt Disclosure [Text Block]

12. Debt Financing

As of December 31, 2015 and 2014, the Partnership’s outstanding debt financing totaled approximately $451.5 million and $341.6 million, respectively, net of deferred financing costs.

The Partnership implemented Accounting Standards Update (“ASU”) 2015-03, “Interest – Imputation of Interest (Subtopic 835-30)” in the first quarter of 2016. The new accounting guidance changed the presentation of deferred financing costs in the consolidated financial statements to present them as a direct deduction from the related debt liability rather than as Other Assets and is applied retrospectively.

Tender Option Bond Financings

The Partnership had the following outstanding TOB trust financing arrangements, net of deferred financing costs as of December 31, 2015 and 2014:

TOB Trusts Securitization	Outstanding TOB Trust Financing at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
PHC Certificates (1)	$43,985,000	2012	June-16	Variable	Weekly	0.68%	1.62%	2.30%
MBS Securities - 1	2,585,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
MBS Securities - 2	4,090,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
MBS Securities - 3	5,270,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
Decatur Angle	22,847,450	2014	October-16	Fixed	N/A	N/A	N/A	4.26%
Live 929	37,935,981	2014	July-19	Fixed	N/A	N/A	N/A	4.39%
Bruton Apartments	17,246,899	2014	July-17	Fixed	N/A	N/A	N/A	4.51%
Pro Nova 2014-1	9,006,899	2014	July-17	Fixed	N/A	N/A	N/A	4.01%
Pro Nova 2014-2	8,371,899	2014	July-17	Fixed	N/A	N/A	N/A	4.01%
Concord at Gulfgate	14,936,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Concord at Little York	11,231,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Concord at Williamcrest	15,606,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Columbia Gardens	11,699,209	2015	December-17	Fixed	N/A	N/A	N/A	2.76%
Willow Run	11,698,732	2015	December-17	Fixed	N/A	N/A	N/A	2.76%
Total TOB Trust Financing\Effective Rate	$216,512,124							3.26%

(1) Comprised of three TOB Trusts

TOB Trusts Securitization	Outstanding TOB Trust Financing at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
PHC Certificates (1)	$44,660,693	2012	June-15	Variable	Weekly	0.58%	1.62%	2.20%
MBS Securities - 1	2,585,000	2012	April-15	Variable	Weekly	0.18%	0.94%	1.12%
MBS Securities - 2	4,090,000	2012	April-15	Variable	Weekly	0.18%	0.94%	1.12%
MBS Securities - 3	5,270,000	2012	April-15	Variable	Weekly	0.12%	0.94%	1.06%
The Suites on Paseo	25,535,000	2013	June-15	Fixed	N/A	N/A	N/A	1.96%
Decatur Angle	21,841,852	2014	October-16	Fixed	N/A	N/A	N/A	4.34%
Live 929	34,942,917	2014	July-19	Fixed	N/A	N/A	N/A	4.47%
Bruton Apartments	17,245,083	2014	July-17	Fixed	N/A	N/A	N/A	4.55%
Pro Nova 2014-1	9,007,656	2014	July-17	Fixed	N/A	N/A	N/A	4.05%
Pro Nova 2014-2	9,007,656	2014	July-17	Fixed	N/A	N/A	N/A	4.05%
Total TOB Trust Financing\Effective Rate	$174,185,857							3.23%

(1) Comprised of three TOB Trusts

In July 2011, the Partnership executed a Master Trust Agreement with DB which allows the Partnership to execute multiple TOB Trust structures upon the approval and agreement of terms by DB. Under each TOB Trust structure issued through the Master Trust Agreement, the TOB trustee issues SPEARS and LIFERS. These SPEARS and LIFERS represent beneficial interests in the securitized asset held by the TOB trustee. The Partnership will purchase the LIFERS from each of these TOB Trusts which will grant them certain rights to the securitized assets. The Master Trust Agreement with DB has covenants with which the Partnership is required to maintain compliance. At December 31, 2015, the most restrictive covenant was that cash available to distribute for the trailing twelve months must be at least two times trailing twelve month interest expense. On December 31, 2015 the Partnership was in compliance with all of these covenants. If the Partnership were to be out of compliance with any of these covenants, it would trigger a termination event of the financing facilities.

In July 2015, due to certain restrictions imposed by the Volcker Rule, the Partnership and DB restructured eight of the existing TOB Trust structures by entering into a new Master Trust Agreement and related documents to create Term TOB Trusts (“Term TOB Trusts”).  Like the prior trusts, the Partnership transferred its mortgage revenue bonds to the TOB trustee, which issued Class A and Class B Trust Certificates. These Trust Certificates represent beneficial interests in the securitized asset held by the TOB trustee.  DB purchased the Class A Certificates.  The Partnership purchased the Class B Certificates from each of these Term TOB Trusts, which certificates grant them certain rights to the securitized assets. The restructuring increased the total borrowing from approximately $124.7 million to approximately $137.2 million, reported maturity dates from October 2016 through July 2019, and fixed the annual interest rates from approximately 2.8% to 4.5% (see table above). Pursuant to the terms of this TOB Trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS. The Partnership expects to renew each of the TOB financing facilities at its discretion per the terms of the agreements.

In December 2015, simultaneous with the acquisition of the Columbia Gardens and Willow Run mortgage revenue bonds, the Partnership closed on two additional Term TOB Trusts for a total of $23.4 million.

In March 2015, the Partnership borrowed $15.0 million through a newly executed TOB Trust under its credit facility with DB securitized by the Suites on Paseo mortgage revenue bond. When the restructuring was completed in July 2015, this TOB Trust was settled.

In February 2015, the Partnership executed three new TOB Trusts under its July 2011 Master Trust Agreement credit facility with DB securitizing the Concord at Gulfgate Apartments, Concord at Little York Apartments, and Concord at Williamcrest Apartments 2015A mortgage revenue bonds borrowing approximately $33.3 million under three TOB Trusts. In July 2015, the Partnership restructured these TOB Trusts into the Term TOB Trusts (see 2015 table above).

In October 2014, the Partnership executed two new TOB Trusts under its credit facility with DB securitizing the Pro Nova 2014-1 and 2014-2 mortgage revenue bonds borrowing approximately $9.0 million under each TOB Trust. In July 2015, the Partnership restructured these TOB Trusts into the Term TOB Trusts (see 2015 table above).

In August 2014, the Partnership executed a new TOB Trust under its credit facility with DB securitizing the Bruton Apartments mortgage revenue bond borrowing approximately $17.3 million. In July 2015, the Partnership restructured this TOB Trust into a Term TOB Trust (see 2015 table above).

In July 2014, the Partnership executed a new TOB Trust under its credit facility with DB securitizing the Live 929 mortgage revenue bond borrowing approximately $35.0 million. In July 2015, the Partnership restructured this TOB Trust into a Term TOB Trust (see 2015 table above).

In July 2014, the Partnership executed a new TOB Trust under its credit facility with DB securitizing the Decatur Angle mortgage revenue bond borrowing $21.9 million. In July 2015, the Partnership restructured this TOB Trust into a Term TOB Trust (see 2015 table above).

In July 2014, a separate transaction occurred as a preliminary transaction to achieve the closing of the M31 TEBS Financing (discussed in the M31 TEBS Financing section in Note 12). DB purchased the SPEARS which securitized four TOB Trust facilities for approximately $45.9 million and approximately $26.5 million in the related residual LIFERS. DB held the ten mortgage revenue bonds that collateralized this transaction, the Greens Property, Arbors at Hickory Ridge, Avistar on the Boulevard, Avistar at Chase Hill, Avistar at the Crest, Avistar on the Hills Apartments, Avistar at the Oaks Apartments, and Avistar in 09 Apartments, until the M31 TEBS Financing facility closed on July 10, 2014.

In October 2014, the Partnership sold a portion of the MBS Securities and collapsed the related MBS - TOB Trusts for an amount approximating the outstanding amortized cost. The Partnership collapsed MBS - TOB Trust 4 for approximately $6.0 million, MBS - TOB Trust 5 for approximately $5.3 million and MBS - TOB Trust 6 for approximately $7.8 million securitizing the related MBS. The Partnership’s approximate $19.1 million TOB financing facilities, which were the securitization of these MBS TOB Trusts, were paid off in full in connection with this sale (see Note 7).

In May 2014, the Partnership sold a portion of the MBS Securities and collapsed the related MBS - TOB Trust 3 securitizing the related MBS Securities for approximately $3.7 million. The Partnership’s $2.9 million TOB financing facility, which was the securitization of this MBS TOB Trust, was paid off in full in connection with this sale (see Note 7). There were no changes to the MBS TOB Trusts during 2015.

In April 2014, the mortgage revenue bond secured by Autumn Pines was sold for approximately $13.1 million. The Partnership’s $9.8 million TOB financing facility, which was the securitization of this mortgage revenue bond, was collapsed and paid off in full in connection with this sale (see Note 5).

There were no changes to the PHC TOB Trusts during the years ended December 31, 2015 and 2014.

As of December 31, 2015, the Partnership posted approximately $1.5 million of cash collateral in connection with the interest rate swaps. As of December 31, 2014, the Partnership posted approximately $2.1 million of cash collateral in connection with the MBS TOB Trusts. As of December 31, 2014, the Partnership posted approximately $400,000 of cash collateral in connection with one of the PHC TOB Trusts.  The cash collateral is recorded as restricted cash in the Partnership’s consolidated financial statements.

As of December 31, 2015 and 2014, the total cost of borrowing for the PHC TOB financing facilities was approximately 2.3% per annum and 2.2% per annum, respectively. The weighted average cost of borrowing on the TOB financing facilities securitizing MBS Securities was approximately 1.1% per annum for both years. The Partnership’s total cost of borrowing under the TOB financing facilities securitized by the mortgage revenue bonds was approximately 3.7% and 3.9% per annum as of December 31, 2015 and 2014, respectively. The Partnership accounts for these TOB transactions as secured financing arrangements.

TEBS Financings.

The following tables provide the detail related to the outstanding TEBS Financing arrangements, net of deferred financing costs, as well as the year acquired, stated maturity, and annual interest rates at December 31, 2015 and 2014.

	Outstanding TEBS Financing at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
M24 TEBS Financing	$60,735,743	2010	September-17	Variable	Weekly	0.04%	1.91%	1.95%
M31 TEBS Financing (1)	92,280,069	2014	July-19	Variable	Weekly	0.02%	1.42%	1.44%
M33 TEBS Financing (1)	81,968,780	2015	July-20	Variable	Weekly	0.02%	1.26%	1.28%
Total TEBS Financing\Effective Rate	$234,984,592							1.52%

(1) Facility fees are variable

	Outstanding TEBS Financing at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
M24 TEBS Financing	$75,131,269	2010	September-17	Variable	Weekly	0.07%	1.91%	1.98%
M31 TEBS Financing (1)	92,302,337	2014	July-19	Variable	Weekly	0.05%	1.42%	1.47%
Total TEBS Financing\Effective Rate	$167,433,606							1.70%

(1) Facility fees are variable

M33 TEBS Financing

In July 2015, the Partnership and its newly created consolidated subsidiary, ATAX TEBS III, LLC (the “2015 Sponsor”), entered into a number of agreements relating to a new long-term debt financing facility provided through the securitization of nine mortgage revenue bonds, with a par value of approximately $105.4 million owned by the 2015 Sponsor pursuant to the M33 TEBS financing.  The M33 TEBS financing facility essentially provides the Partnership with a long-term variable-rate debt facility at interest rates reflecting prevailing short-term tax-exempt rates.

Effective July 1, 2015, the Partnership transferred the following mortgage revenue bonds to the 2015 Sponsor pursuant to the M33 TEBS financing described above:

	Outstanding Bond Par Amounts
Description of Mortgage Revenue Bonds	December 31, 2015	July 1, 2015	Financial Statement Presentation
Avistar at the Parkway - Series A	$13,300,000	$13,300,000	Mortgage revenue bond
Glenview Apartments - Series A	4,670,000	4,670,000	Mortgage revenue bond
Heritage Square - Series A	11,185,000	11,185,000	Mortgage revenue bond
Montclair Apartments - Series A	2,530,000	2,530,000	Mortgage revenue bond
Renaissance Gateway	11,450,959	11,491,928	Mortgage revenue bond
Santa Fe Apartments - Series A	3,065,000	3,065,000	Mortgage revenue bond
Silver Moon Lodge Apartments - Series A	7,983,811	8,000,000	Mortgage revenue bond
Vantage at Harlingen	24,575,000	24,575,000	Mortgage revenue bond
Vantage at Judson	26,540,000	26,540,000	Mortgage revenue bond
Total	$105,299,770	$105,356,928

The mortgage revenue bonds were then securitized by transferring these assets to Freddie Mac in exchange for  Class A and Class B Freddie Mac Multifamily Variable Rate Certificates (collectively, the “M33 TEBS Certificates”) issued by Freddie Mac.  The M33 TEBS Certificates represent beneficial interests in the securitized assets held by Freddie Mac.  The Class A TEBS Certificates were issued in an initial principal amount of approximately $84.3 million and were sold through a placement agent to unaffiliated investors.  The Class B M33 TEBS Certificates were issued in an initial principal amount of approximately $21.1 million and were retained by the 2015 Sponsor.  After payment of transaction expenses, the 2015 Sponsor received net proceeds from the M33 TEBS Financing of approximately $82.2 million. The Partnership applied approximately $37.5 million of the net proceeds to pay the entire outstanding principal of, and accrued interest on, its line of credit with Banker’s Trust that was previously used by the Partnership as a short term financing facility to fund additional assets purchased during June 2015. The Partnership placed approximately $4.8 million into a stabilization escrow which is reported as restricted cash on the December 31, 2015 balance sheet.

In order to mitigate its exposure to interest rate fluctuations on the variable rate M33 TEBS financing, the 2015 Sponsor also entered into interest rate cap agreements (see Note 16).

The term of the M33 TEBS financing coincides with the terms of the assets securing the M33 TEBS Certificates, except the 2015 Sponsor may elect to purchase all (but not less than all) of the mortgage revenue bonds from Freddie Mac on either July 15, 2020 or July 15, 2025.  Should the Partnership not elect to terminate the TEBS Financing on these dates the full term of the M33 TEBS Financing runs through the final principal payment date associated with the securitized bonds, or August 1, 2055.  Form 8-K filed by the Partnership on July 16, 2015 is incorporated by reference.

M31 TEBS Financing

On July 10, 2014, the Partnership and its newly created consolidated subsidiary, ATAX TEBS II, LLC (“2014 Sponsor”), entered into a number of agreements relating to a new long-term debt financing facility provided through the securitization of thirteen mortgage revenue bonds, with a par value of approximately $118.4 million, owned by the 2014 Sponsor pursuant to the M31 TEBS Financing. The M31 TEBS Financing facility essentially provides the Partnership with a long-term variable-rate debt facility at interest rates reflecting prevailing short-term tax-exempt rates.

Effective July 1, 2014, the Partnership transferred the following mortgage revenue bonds to the 2014 Sponsor pursuant to the M31 TEBS Financing described above:

	Outstanding Bond Par Amounts
Description of Mortgage Revenue Bonds	December 31, 2015	December 31, 2014	Financial Statement Presentation
Arbors at Hickory Ridge	$11,450,000	$11,450,000	Mortgage revenue bond
Avistar at Chase Hill - Series A	9,935,552	10,000,000	Mortgage revenue bond
Avistar at the Crest - Series A	9,637,485	9,700,000	Mortgage revenue bond
Avistar at the Oaks - Series A	7,777,936	7,800,000	Mortgage revenue bond
Avistar in 09 - Series A	6,715,948	6,735,000	Mortgage revenue bond
Avistar on the Boulevard - Series A	16,418,497	16,525,000	Mortgage revenue bond
Avistar on the Hills - Series A	5,373,756	5,389,000	Mortgage revenue bond
Copper Gate Apartments	5,185,000	5,220,000	Mortgage revenue bond
Greens Property - Series A	8,294,000	8,366,000	Mortgage revenue bond
Harden Ranch - Series A	6,960,000	6,960,000	Mortgage revenue bond
The Palms at Premier Park Apartments	20,001,272	20,152,000	Mortgage revenue bond
Tyler Park Townhomes - Series A	6,075,000	6,075,000	Mortgage revenue bond
Westside Village Market - Series A	3,970,000	3,970,000	Mortgage revenue bond
Total	$117,794,446	$118,342,000

The mortgage revenue bonds were then securitized by transferring these assets to Freddie Mac in exchange for Class A and Class B Freddie Mac Multifamily Variable Rate Certificates (collectively, the “M31 TEBS Certificates”). The M31 TEBS Certificates represent beneficial interests in the securitized assets held by Freddie Mac. The Class A TEBS Certificates were issued in an initial principal amount of approximately $94.7 million and were sold through a placement agent to unaffiliated investors. The Class B M31 TEBS Certificates were issued in an initial principal amount of approximately $23.7 million and were retained by the 2014 Sponsor. The gross proceeds from the M31 TEBS Financing were approximately $94.7 million. After the payment of transaction expenses, the Partnership received net proceeds from the M31 TEBS Financing of approximately $91.6 million. The Partnership applied approximately $72.4 million of these net proceeds to retire the short-term securitization that previously existed on these bonds and approximately $6.3 million to a stabilization escrow. At December 31, 2015 and 2014, the Partnership reported approximately $163,000 and $6.3 million, respectively, as restricted cash on the balance sheet.

In order to mitigate its exposure to interest rate fluctuations on the variable rate M31 TEBS financing, the 2014 Sponsor also entered into interest rate cap agreements (see Note 16).

The term of the M31 TEBS Financing coincides with the terms of the assets securing the M31 TEBS Certificates, except the 2014 Sponsor may elect to purchase all (but not less than all) of the Bonds from Freddie Mac on either July 15, 2019 or July 15, 2024. Should the Partnership not elect to terminate the TEBS Financing on these dates the full term of the M31 TEBS Financing runs through the final principal payment date associated with the securitized bonds, or August 1, 2050.  Form 8-K filed by the Partnership on July 16, 2014 is incorporated by reference.

M24 TEBS Financing

In November and December of 2015, the Fairmont Oaks and Bent Tree properties were sold. The Partnership received approximately $14.1 million for the mortgage revenue bond principal plus base interest which was used to retire a portion of the M24 TEBS Financing facility. For additional details, see Notes 2, 8, 10, 21, and 22 to the Company’s consolidated financial statements.

In February 2014, the mortgage revenue bond secured by Lost Creek was redeemed for an amount greater than the outstanding principal and accrued base interest. The Partnership received approximately $18.7 million for the Lost Creek mortgage revenue bond which was used to retire a portion of the M24 TEBS Financing facility.

At December 31, 2015 and 2014, the Partnership reported approximately $365,000 and $1.0 million, respectively, as restricted cash on the balance sheet related to the M24 TEBS Financing facility.

As of December 31, 2015, the Partnership posted approximately $400,000 of cash collateral in connection with the M24 Financing facility derivatives.  The cash collateral is recorded as restricted cash in the Partnership’s consolidated financial statements.

For the M33, M31, and M24 TEBS Financings, the payment of interest on the Class A TEBS Certificates will be made from the interest payments received by Freddie Mac from the Bonds and Senior Custody Receipts held by Freddie Mac on designated interest payment dates prior to any payments of interest on the Class B TEBS Certificates held by the Sponsor. As the holder of the Class B TEBS Certificates, the Sponsor is not entitled to receive interest payments on the Class B TEBS Certificates at any particular rate, but will be entitled to all payments of principal and interest on the Bonds and Senior Custody Receipts held by Freddie Mac after payment of principal and interest due on the Class A TEBS Certificates and payment of all Facility Fees and associated expenses. Accordingly, the amount of interest paid to the Sponsor on the Class B TEBS Certificates is expected to vary over time, and could be eliminated altogether, due to fluctuations in the interest rate payable on the Class A TEBS Certificates, Facility Fees, expenses and other factors.

The Partnership’s aggregate borrowings as of December 31, 2015 contractually mature over the next five years and thereafter as follows:

2016	$81,807,600
2017	120,366,181
2018	43,614,419
2019	129,541,724
2020	81,101,364
Thereafter	-
Total	$456,431,288

The Partnership’s strategic objective is to leverage its bond portfolio utilizing long term securitization financings with Freddie Mac through its TEBS program. This strategy allows the Partnership to better match the duration of its assets and liabilities and to better manage the spread between its assets and liabilities. The Partnership intends and expects to refinance all of its maturing short term debt obligations with the proceeds of at least one additional TEBS financing.